Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2014
Property and equipment, net [Abstract]
Schedule of property and equipment
	December 31,
	2013	2014
	RMB	RMB

Gross carrying amount
Servers, computers and equipment	152,404	304,117
Leasehold improvement	23,257	32,392
Furniture, fixture and office equipment	9,672	13,879
Motor vehicles	5,186	10,815
Construction in progress	4,652	31,786

Total	195,171	392,989
Less: accumulated depreciation	(92,535)	(158,761)

Property and equipment, net	102,636	234,228